CONCENTRATION OF RISKS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 Customer	Dec. 31, 2017 Customer
Concentration of risk [Abstract]
Number of major customers | Customer	0	0	0
Minimum amount of single remittance may not be processed without approval	$ 1
Minimum amount of annual aggregate remittance may not be processed without approval	$ 50
Supplier Concentration Risk [Member] | Sales Revenue [Member] | Digital Entertainment [Member]
Concentration of risk [Abstract]
Revenue composition percentage	51.80%	78.00%	76.60%